Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Component of inventories [Abstract]
Fuel oil	$ 84,984	$ 99,714
Lubricating oils	9,171	7,990
Inventories	94,155	107,704
Write down of inventory	0	0
Hafnia Vessels and TC Vessels [Member]
Component of inventories [Abstract]
Cost of inventories recognised as expense during period	357,500	349,100
External Vessels in Disponent-Owner Pools [Member]
Component of inventories [Abstract]
Cost of inventories recognised as expense during period	$ 190,100	$ 161,800